Fair Value (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair value measurements for items measured at fair value
OREO (2)	$ 11,887	$ 20,946
Fair Value, Measurements, Nonrecurring [Member]
Fair value measurements for items measured at fair value
Available for sale securities (3)	643,050	648,362
Loans available for sale (4)	36,021	6,795
Loans (1)	24,510	18,895
OREO (2)	11,887	20,946
Fair Value, Measurements, Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets Level 1 [Member]
Fair value measurements for items measured at fair value
Available for sale securities (3)	1,707	1,724
Loans available for sale (4)	0	0
Loans (1)	0	0
OREO (2)	0	0
Fair Value, Measurements, Nonrecurring [Member] | Significant Other Observable Inputs Level 2 [Member]
Fair value measurements for items measured at fair value
Available for sale securities (3)	641,343	646,638
Loans available for sale (4)	36,021	6,795
Loans (1)	12,778	9,423
OREO (2)	3,457	2,509
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs Level 3 [Member]
Fair value measurements for items measured at fair value
Available for sale securities (3)	0	0
Loans available for sale (4)	0	0
Loans (1)	11,732	9,472
OREO (2)	$ 8,430	$ 18,437